Cover	Aug. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 18, 2022
Entity File Number	333-264464
Entity Registrant Name	Westrock Coffee Holdings, LLC
Entity Central Index Key	0001806347
Entity Tax Identification Number	80-0977200
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 River Bluff Drive
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Little Rock
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72202
City Area Code	501
Local Phone Number	975-1514
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false